Property and Equipment, Net - Schedule of Property and Equipment (Details)	Apr. 30, 2026 USD ($)	Apr. 30, 2026 JPY (¥)	Apr. 30, 2025 JPY (¥)
At cost:
Total cost	$ 1,434,779	¥ 224,774,590	¥ 3,994,348
Accumulated depreciation	(700,780)	(109,786,295)	(3,066,490)
Property and equipment, net	733,999	114,988,295	927,858
Buildings [Member]
At cost:
Total cost	204,598	32,052,686
Land [Member]
At cost:
Total cost	312,000	48,878,627
Vehicles [Member]
At cost:
Total cost	524,381	82,150,770
Computer Hardware and Equipment [Member]
At cost:
Total cost	311,519	48,802,405
Furniture, Fixtures and Office Equipment [Member]
At cost:
Total cost	78,938	12,366,424	3,994,348
Leasehold improvements [Member]
At cost:
Total cost	$ 3,343	¥ 523,678